FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) (Convertible Security Embedded Derivative, Level 3, Embedded Derivatives, Assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Convertible Security Embedded Derivative | Level 3 | Embedded Derivatives, Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	$ 0
Issued embedded derivative asset	405
Change in fair value recognized in other income (expense)	(141)
Fair value ending balance	$ 264